(LOSSES)/EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to Trip.com Group Limited	¥ 9,918	$ 1,397	¥ 1,403	¥ (550)
Eliminate the dilutive effect of interest expense of convertible notes | ¥	1
Numerator for diluted earnings per share | ¥	¥ 9,919		¥ 1,403	¥ (550)
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	652,859,211	652,859,211	648,380,590	634,109,233
Dilutive effect of convertible notes	89,065	89,065
Dilutive effect of share options and RSUs	18,113,964	18,113,964	8,712,236
Denominator for diluted earnings per ordinary share	671,062,240	671,062,240	657,092,826	634,109,233
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	4,583,793	4,583,793	19,062,550	8,002,906
Convertible Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share			906,820	1,245,966
Stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share	4,583,793	4,583,793	18,155,730	6,756,940
Ordinary shares
Denominator:
Basic earnings/(losses) per share | (per share)	¥ 15.19	$ 2.14	¥ 2.17	¥ (0.87)
Diluted earnings/(losses) per share | (per share)	14.78	2.08	2.14	(0.87)
ADS
Denominator:
Basic earnings/(losses) per share | (per share)	15.19	2.14	2.17	(0.87)
Diluted earnings/(losses) per share | (per share)	¥ 14.78	$ 2.08	¥ 2.14	¥ (0.87)